Statement of Changes in Net Assets Available for Benefits - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributed to:
Net investment gain from Master Trust (Notes 2 and 3)	$ 93,656,894
Interest income on notes receivable from participants	577,622
Contributions:
Employer	20,947,215
Participants	25,038,450
Rollover	4,207,154
Total contributions	50,192,819
Total additions	144,427,335
Deductions from net assets attributed to:
Distributions to participants	88,830,189
Administrative expenses	284,112
Total deductions	89,114,301
Net increase before transfers	55,313,034
Transfers to the Plan (Note 7)	350,219
Net increase	55,663,253
Net assets available for benefits, beginning of year	650,909,463
Net assets available for benefits, end of year	$ 706,572,716